Schedule of calculation of basic and diluted net income per share (Details)		12 Months Ended
		Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 SGD ($) $ / shares shares	Apr. 30, 2025 SGD ($) $ / shares shares		Apr. 30, 2024 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders**
Net loss available to ordinary shareholders		$ (4,834,474)	$ (6,157,779)	$ (5,137,064)		$ (2,359,844)
Weighted average ordinary shares outstanding - basic	[1]	12,610,917	12,610,917	10,537,688		9,075,989
Weighted average ordinary shares outstanding - diluted	[1]	12,610,917	12,610,917	10,537,688		9,075,989
Loss per ordinary share - basic | (per share)		$ (0.38)	$ (0.49)	$ (0.49)	[2]	$ (0.26)	[2]
Loss per ordinary share - diluted | (per share)		$ (0.38)	$ (0.49)	$ (0.49)	[2]	$ (0.26)	[2]

[1]	Give retroactive effect to reflect the reorganization on November 2024. See Note 1.
[2]	Basic and diluted net loss per share has been calculated based on the weighted-average number of Class A ordinary shares outstanding during the respective reporting periods. We have evaluated its net loss per share presentation in light of its dual-class capital structure, and the accounting policy applied is described in Note 2, “Summary of Significant Accounting Policies.”